Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Interest paid	kr 1,060	kr 829	kr 794
Interest received	817	(283)	1
Taxes paid, including withholding tax	5,218	5,874	kr 4,724
Cash and cash equivalents include cash	17,336	18,998
Cash equivalents	27,743	19,391
Cash and cash equivalents	kr 3,300	kr 3,100